Profit/(loss)	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Disclosure of profit loss explanatory [Text Block]
SECTION 2: PROFIT/(LOSS) FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022
This section comprises the notes relating to profit/(loss) for the years ended December 31, 2024, 2023 and 2022.
For the year ended December 31, 2024:
Net profit for the year reached EUR 3,239 million on the back of the positive one-off impacts related to the divestment transactions executed during the year, as mentioned in note 1.1.5, highlighting the positive impact of the 19.75% stake in Heathrow Airports Holdings (EUR 2.570 million), the 5% stake in IRB Infrastucture Developers (EUR 116 million) and the 24% stake in Grupo Serveo (EUR 32 million). Excluding this one-off effect, worth mentioning the net income improvement compared to previous year on the back of the positive operational performance in Toll Roads business in US and Canada due to higher traffic and toll rates, as well as the Construction Division’s results.
For the year ended December 31, 2023:
Net profit for the year reached EUR 341 million thanks to traffic and revenue per transaction growth in the Toll Roads business in US, as well as by the Construction Division’s results, particularly the contributions from the businesses in Spain and Poland (Budimex).
Also noteworthy is the sale of the Azores toll road in Portugal (EUR 41 million) and the positive impact of financial derivatives (EUR 43 million), highlighting equity swaps impact due to the positive performance of the Company´s shares and Autema toll road interest rate swaps positive variation.
For the year ended December 31, 2022:
Net profit for the year reached EUR 188 million thanks to operational improvements in the Toll Roads business following traffic growth, which is explained mainly by the lifting of the COVID-19 restrictions and the rate rise in the US, as well as by the Construction Division’s results, particularly the contributions from the businesses in Spain and Poland (Budimex).
In addition, net profit/(loss) for the year was impacted by a profit of EUR 64 million from discontinued operations relating mainly to the divestments of the business operated in the UK through the subsidiary Amey (Note 1.1.5).
Finally, of particular note is the recognition of EUR 26 million in deferred tax liabilities, in addition to the EUR 41 million recognized in December 2021, for withholding tax on the repatriation of future dividends from Canada (Note 2.7.2).